Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK INDEX FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jul. 06, 2018
Document Creation Date	dei_DocumentCreationDate	Jul. 06, 2018